Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
The following description of the Charter Communications, Inc. Retirement Accumulation Plan (the "Plan") is provided for general information purposes only. Participants should refer to the Plan agreement for more complete information.

General

The Plan is a defined contribution, profit sharing, single employer plan administered by Charter Communications, Inc. ("Charter," "Company" or "Plan Administrator") under the provisions of Section 401(a) of the Internal Revenue Code, as amended ("IRC"), which includes a qualified deferred arrangement as defined in Section 401(k) of the IRC, for the benefit of eligible employees of Charter as defined in the Plan agreement. The Plan covers employees of Charter and its subsidiaries, collectively referred to herein as the Company. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Plan Administration

Fidelity Management Trust Company ("Fidelity"), the Recordkeeper and Trustee, as defined below, holds the Plan's investment assets and executes investment transactions.

Master Trust

The assets of the Plan, along with the assets of the Charter Communications, Inc. 401(k) Savings Plan (the "401(k)"), are invested in the Charter Communications, Inc. Defined Contribution Plans Master Trust (the "Master Trust"), for which the trustee is Fidelity (the "Trustee"). The Plan and the 401(k) are the only participating plans in the Master Trust. The Master Trust, through its investment managers, invests in a variety of investment funds ("Investment Funds").

Eligibility

Most employees of the Company become eligible to participate in the Plan on the first day of the calendar month coinciding with or following 90 days of employment. Most employees are generally eligible to participate. Employees covered by a collective bargaining agreement are not covered by this Plan unless their agreement expressly states eligibility.

Contributions

Employees may not contribute to the Plan. The employer contribution equals 3% of the participant's eligible payroll compensation. Effective January 1, 2025, employer contributions are made to the Plan annually following the close of that plan year provided the employee was employed by the Company on December 31 of that year.

The Plan, in accordance with the IRC, could not recognize compensation in excess of $350 thousand for 2025, for purposes of contributions (which amounts will be adjusted in future years for cost-of-living increases).

Asset Transfer from Qualified Defined Benefit Pension Plan

In 2025, Charter terminated its qualified pension plan which resulted in excess plan assets of approximately $80.3 million being transferred to the Plan as a transfer to a qualified replacement plan. This amount was used to fund a portion of the 2025 nonelective employer contributions.

Participant Accounts

Each participant may designate the percentage of contributions to be allocated to each of the available Investment Funds. In the absence of an investment election, contributions will be allocated to a default Investment Fund as designated by the Plan Administrator.
Each participant's account is credited with the Company's contribution and an allocation of earnings. Allocations of earnings are based on account balances on a pro rata basis, as described in the Plan agreement. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account balance.

Vesting

Company contributions and the earnings thereon generally vest based upon a number of full years of service within a period of service, as defined in the Plan, as follows:

Vested
Number of Full Years within Period of Service	Percentage
Less than 3	—%
3 or more	100%

Nonvested amounts are forfeited if an employee terminates prior to fully vesting. In the event of the death or disability of a participant, the participant will automatically become fully vested.

Payment of Benefits

A lump sum cash distribution is the default distribution of a participant's vested portion of their account; however, upon termination of service or attainment of normal retirement age, there is no requirement for participants to commence payment of their vested benefit prior to age 73. Benefits distributed from all Investment Funds are paid in cash.

Forfeitures

Forfeited amounts may be used to reduce the amount of employer contributions and fees to the Plan. The total amount of unallocated forfeitures at December 31, 2025 and 2024 was $21.4 million and $974 thousand, respectively. Forfeitures used to reduce the amount of employer contributions and/or administrative expenses during the year ended December 31, 2025 were $1 thousand. In 2026, the Plan utilized $22.4 million of forfeitures to fund 2025 nonelective employer contributions.

Investments

As of December 31, 2025, the Investment Funds available under the Plan consisted of three core actively managed funds, four passive index funds, ten target retirement date funds, a stable value fund, and a mutual fund window (a self-directed brokerage account). Employees may invest in shares of Charter Communications, Inc. Class A common stock. This investment is offered as a real-time traded investment option.
Company contributions are generally invested in specific increments in the Investment Funds. Participants are able to transfer account balances among the Investment Funds.